Investments - Schedule of Measurements of Fair Value of Assets and Liabilities (Parenthetical) (Details)	Aug. 07, 2024	Mar. 08, 2024
C E M I G Sim [Member]
Disclosure of detailed information about borrowings [line items]
Acquisition rate	100.00%	100.00%